Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets [Abstract]
Intangible Assets
	Goodwill	Intellectual property	Customer relationships and brands	Software	Patents	Licenses	Total
	A$’000	A$’000	A$’000	A$’000	A$’000	A$’000	A$’000
Balance at January 1, 2024	4,847	92,217	-	1,622	529	10,448	109,663
Acquisition of businesses	99,424	39,938	1,382	-	-	-	140,744
Additions	-	139,840	-	1,967	-	8,302	150,109
Reclassifications	77	-	-	-	-	(77)	-
Amortization charge	-	(3,952)	(232)	-	(29)	(299)	(4,512)
Impairment reversals	-	768	-	-	-	-	768
Changes in provisions	-	1,579	-	-	-	-	1,579
Exchange differences	2,299	15,212	45	15	98	114	17,783
Balance at December 31, 2024	106,647	285,602	1,195	3,604	598	18,488	416,134
Cost	106,647	311,468	1,456	3,604	1,067	19,990	444,232
Accumulated amortization	-	(25,866)	(261)	-	(469)	(1,502)	(28,098)
Net book amount	106,647	285,602	1,195	3,604	598	18,488	416,134

Balance as at January 1, 2023	5,519	41,060	-	-	300	12,105	58,984
Additions	-	57,410	-	1,659	266	77	59,412
Reclassifications	-	-	-	-	-	(2,021)	(2,021)
Amortization charge	-	(4,005)	-	-	(37)	(302)	(4,344)
Impairments	-	(804)	-	-	-	-	(804)
Changes in provisions	(672)	489	-	-	-	282	99
Exchange differences	-	(1,933)	-	(37)	-	307	(1,663)
Balance at December 31, 2023	4,847	92,217	-	1,622	529	10,448	109,663
Cost	4,847	114,048	-	1,622	949	11,604	133,070
Accumulated amortization	-	(21,831)	-	-	(420)	(1,156)	(23,407)
Net book amount	4,847	92,217	-	1,622	529	10,448	109,663

Allocation of Intangible Assets to Each Cash Generating Unit
The allocation of intangible assets to each cash-generating unit (CGU) is summarized below:

			2024	2023
Operating segment	Useful life	Product or business unit	A$’000	A$’000
Precision Medicine	Definite	TLX591-CDx (Illuccix)	6,947	10,876
Precision Medicine	Definite	TLX66-CDx	768	-
Precision Medicine	Definite	Patents	598	529
Precision Medicine	Indefinite	SENSEI	54,572	50,346
Precision Medicine	Indefinite	Dedicaid, QDOSE	3,604	1,697
Therapeutics	Indefinite	TLX101	1,913	1,613
Therapeutics	Indefinite	QSAM (153Sm-DOTMP)	149,761	-
Therapeutics	Indefinite	TLX591	18,074	17,912
Therapeutics	Indefinite	TLX66	17,159	15,569
Therapeutics	Indefinite	TLX300	6,823	6,823
Manufacturing solutions	Indefinite	ARTMS	123,613	-
Manufacturing solutions	Definite and indefinite	IsoTherapeutics	19,811	-
Manufacturing solutions	Definite	Brussels South and Optimal Tracers	12,491	4,298
			416,134	109,663